Note 10 - Short-term Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 179,107	$ 160,488